Note 1 - Organization and Basis of Presentation: Nature of Operations (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Nature of Operations

NATURE OF OPERATIONS

Go Green Directories, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on July 29, 2009.  The Company’s activities to date have been limited to organization and capital formation.  The Company is a “development stage company” and has acquired five different domain names with sites all linking with the main website, gogreendirectories.com  Go Green Directories, Inc. will act as a “green pages” listing service for those individuals and corporations offering or in search of, ecological ly friendly products and services.